Income Taxes Components (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Income From Continuing Operations Before Income Taxes [Abstract]
U.S.	$ 908.5	$ 812.1	$ 710.3
Non-U.S.	360.9	320.7	377.4
Income from Continuing Operations Before Income Taxes	1,269.4	1,132.8	1,087.7
Current Income Tax Provision [Abstract]
Federal	160.5	149.7	226.0
Non-U.S.	92.1	68.5	104.5
State	16.1	14.6	32.5
Total Current Income Tax Provision	268.7	232.8	363.0
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	(40.8)	(11.4)	(169.1)
Non-U.S.	(205.2)	(107.0)	(68.3)
State	(11.7)	(5.0)	(24.0)
Total Deferred Income Tax Provision (Benefit)	(257.7)	(123.4)	(261.4)
Provision for Income Taxes	11.0	109.4	101.6
Discontinued Operation, Tax Effect of Discontinued Operation	(44.0)	191.5	31.4
Total Tax Provision in the Statement of Income	(33.0)	300.9	133.0
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 18.7	$ 14.6	$ 10.9